Derivative financial instruments, Derivative Financial Instruments Contracted (Details) $ in Thousands, € in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 CLP ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 GBP (£)
Derivative Financial Instruments [Abstract]
Weighted average interest rate	5.70%	5.80%	5.60%
Assets [Abstract]
Fair value				$ 2,417,009						$ 10,668,460
Liabilities [Abstract]
Fair value				(16,132,182)						(22,185,709)
XCS US Dollar - Mexican Peso [Member]
Assets [Abstract]
Notional amount	$ 1,700	$ 2,700
Fair value				1,891,249						8,538,837
Liabilities [Abstract]
Notional amount	3,190	2,190
Fair value				(4,314,948)						(4,076,647)
XCS Mexican Peso - US Dollar [Member]
Assets [Abstract]
Notional amount				2,018,000						0
Fair value				249,617						0
Liabilities [Abstract]
Notional amount				0						8,094,000
Fair value				0						(254,549)
XCS US Dollar - Euro [Member]
Assets [Abstract]
Notional amount	0	800
Fair value				0						582,620
Liabilities [Abstract]
Notional amount	950	150
Fair value				(1,038,355)						(158,661)
XCS US Dollar - Chilean Peso [Member]
Assets [Abstract]
Notional amount	0	400
Fair value				0						1,529,257
Interest Rate Swaps US Dollar - Chilean Peso [Member]
Assets [Abstract]
Notional amount	0	392
Fair value				0						5,373
Liabilities [Abstract]
Notional amount	385	385
Fair value				(27,862)						(19,872)
Interest Rate Swaps Chilean Peso - US Dollar [Member]
Assets [Abstract]
Notional amount					$ 0						$ 306,554
Fair value				0						12,372
Liabilities [Abstract]
Notional amount					$ 306,554						$ 384,948
Fair value				(26,305)						(12,613)
Forwards Brazilian Real - US Dollar [Member]
Assets [Abstract]
Notional amount | R$						R$ 5,843						R$ 0
Fair value				159,834						0
Liabilities [Abstract]
Notional amount | R$						R$ 0						R$ 6,155
Fair value				0						(1,401,460)
Forwards Euro - US Dollar [Member]
Assets [Abstract]
Notional amount | €							€ 681						€ 0
Fair value				116,310						0
Liabilities [Abstract]
Notional amount | €							108						1,036
Fair value				(7,023)						(530,728)
XCS Yen - US Dollar [Member]
Liabilities [Abstract]
Notional amount | ¥								¥ 13,000						¥ 13,000
Fair value				(617,460)						(493,179)
XCS Pound Sterling - Euro [Member]
Liabilities [Abstract]
Notional amount | £									£ 640						£ 640
Fair value				(1,685,044)						(1,259,750)
XCS Pound Sterling - US Dollar [Member]
Liabilities [Abstract]
Notional amount | £									£ 1,560						£ 1,560
Fair value				(7,543,817)						(11,184,561)
XCS Euro - US Dollar [Member]
Liabilities [Abstract]
Notional amount | €							€ 802						€ 802
Fair value				(858,748)						(2,793,689)
Forwards US Dollar - Mexican Peso [Member]
Liabilities [Abstract]
Notional amount	$ 100	$ 0
Fair value				$ (12,620)						$ 0